Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	$ 1,126,445	$ 817,707
Interest receivables	37,720	40,214
Tax receivables	32,733	40,886
Other receivables	171	5,664
Total trade and other receivables	$ 1,197,070	$ 904,471